Consolidated Condensed Balance Sheets (Parentheticals) (Unaudited) - shares	Jun. 30, 2017	Dec. 31, 2016
Statement Of Financial Position
Common unitholders - units issued	35,490,000	20,505,000
Common unitholders - units outstanding	35,490,000	20,505,000
Series A Preferred Units issued	3,000,000	3,000,000
Series A Preferred Units outstanding	3,000,000	3,000,000
Subordinated unitholders - units issued	0	14,985,000
Subordinated unitholders - units outstanding	0	14,985,000
General Partner unitholders - units issued	35,526	35,526
General Partner unitholders - units outstanding	35,526	35,526